Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer credits	$ 6,401	$ 6,724
Accrued expenses	6,348	4,548
Derivative Instruments and Hedges, Liabilities	0	462
Other	1,031	1,062
Accrued expenses and other current liabilities	$ 13,780	$ 12,796